Reverse Acquisition (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed

Heatwurx’s assets acquired and liabilities assumed (see below) and the par value of the common stock allocated to Heatwurx stockholders is recognized as a reduction of additional paid-in capital at the acquisition date.

Net recognized values of Heatwurx identifiable assets and liabilities
Cash	6,280
Accounts payable	(26,098)
Accrued expenses	(17,932)
Net liabilities assumed		$(37,750)